SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Taxation (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended						72 Months Ended	84 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax loss							$ 1,768	$ 3,543
Globant España S.A. (sociedad unipersonal)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received from associates, classified as investing activities		$ 22,300			$ 11,000
Belatrix
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received from associates, classified as investing activities					310
Sistemas Globales Uruguay S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income) at applicable tax rate		$ 29,818			$ 21,224	$ 11,095
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Minimum net income before income tax for additional 10% tax rate | R$			R$ 240
Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum taxable income at 17% | €	€ 200			€ 200